Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,126	$ 1,447
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	839	795
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,279	644
Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8	8
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	379	285
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	318	210
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,429	952
Allowance on impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	532	544
Allowance on impaired loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	394	363
Allowance on impaired loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	133	176
Allowance on impaired loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5	5
Allowance on impaired loans [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3	10
Allowance on impaired loans [member] | Consumer installment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	102
Allowance on impaired loans [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	399	432
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,658	1,991
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,233	1,158
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,412	820
Gross carrying amount [member] | Financial assets impaired [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13	13
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	382	295
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	448	312
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,828	$ 1,384